Finance income and costs (Tables)	6 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Schedule of Finance income and costs

	For the three months ended June 30,		For the six months ended June 30,
	2019	2018	2019	2018
	€m	€m	€m	€m
Finance income
Interest income	1.0	—	1.8	—
Net fair value gains on derivatives held for trading	—	—	—	3.1
Net foreign exchange gains on translation of financial assets and liabilities	0.1	—	0.9	—
Total finance income	1.1	—	2.7	3.1
Interest expense (a)	(12.9)	(11.4)	(25.8)	(22.3)
Interest expense on lease liabilities	(1.4)	—	(2.7)	—
Net foreign exchange arising on translation of financial assets and liabilities	—	(1.3)	—	(0.2)
Net pension interest costs	(1.0)	(0.9)	(1.9)	(1.8)
Amortization of borrowing costs	(0.5)	(0.4)	(1.0)	(0.5)
Net fair value losses on derivatives held for trading	(0.6)	(1.9)	(1.4)	—
Interest on unwinding discounted items	—	(0.3)	—	(0.6)
Financing costs incurred on new or amended debt	—	(1.7)	—	(1.7)
Total finance costs	(16.4)	(17.9)	(32.8)	(27.1)
Net finance costs	(15.3)	(17.9)	(30.1)	(24.0)